Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Canadian	$ 117	$ 125
Foreign	467	466
Current income tax, Total	584	591
Canadian	3	24
Foreign	4	4
Deferred income tax, Total	7	28
Income tax provision, Total	$ 591	$ 619